Other reserves - Schedule of Foreign Currency Translation Reserve (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
OTHER RESERVES (Details) - Schedule of Foreign Currency Translation Reserve [Line Items]
Movements in foreign currency translation reserve, net of tax	£ (73)	£ (53)	£ 116
Reserve of change in value of foreign currency basis spreads
OTHER RESERVES (Details) - Schedule of Foreign Currency Translation Reserve [Line Items]
Foreign currency translation reserve	(251)	(178)	(125)	£ (210)
Movements in foreign currency translation reserve, net of tax	(73)	(53)	116
Net income statement transfers	£ 0	£ 0	£ (31)